Annual Total Returns - BLACKROCK 80/20 TARGET ALLOCATION FUND (Class K) [BarChart] - Class K - BLACKROCK 80/20 TARGET ALLOCATION FUND - Class K Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(4.11%)
Annual Return 2012	14.25%
Annual Return 2013	31.15%
Annual Return 2014	7.03%
Annual Return 2015	(1.48%)
Annual Return 2016	6.86%
Annual Return 2017	17.49%
Annual Return 2018	(7.64%)
Annual Return 2019	24.74%
Annual Return 2020	19.52%